INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Schedule of NPI Summarized Financial Information
NPI has been included in the consolidated financial statements using the equity method (see Note 1).

Summarized financial information:

	As of December 31,
	2023	2022
	U.S. dollars (in thousands)

Current assets	39,224	25,812
Non-current assets	972	1,278
Current liabilities	(39,773)	(26,644)
Non-current liabilities	(1,671)	(2,132)
Net liabilities (100%)	(1,248)	(1,686)
Net liabilities (50%)	(624)	(843)
Adjustments	208	304
Company share of Joint Venture net liabilities	(416)	(539)

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Revenues	118,790	84,533	64,032
Distribution expenses	59,815	49,093	44,970
Selling, general and marketing expenses	759	1,044	993
Depreciation	308	340	385
Comprehensive and net income (100%)	57,908	34,056	17,684
Comprehensive and net income (50%)	28,954	17,028	8,842
Adjustments	7,386	4,557	3,604
Share in profits of NPI	36,340	21,585	12,446
Distribution from NPI	36,216	21,294	12,251

Schedule Of Joint Operation Revenues Operating Expenses
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars (in thousands)

Revenues (100%)	41,696	40,606	42,491
Total operating expenses (100%)	(24,741)	(24,342)	(26,047)